Equity Compensation Plans (2004 Share Incentive Plan, Movements in Stock Options) (Details) (2004 Share Incentive Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014 years	Dec. 31, 2013 years	Dec. 31, 2012 years
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	15,720,000	34,669,372	43,746,700
Options Outstanding, Granted	0	0	0
Options Outstanding, Exercised	0	0	0
Options Outstanding, Cancelled or Expired			(9,077,328)
Options Outstanding, Forfeited	(14,100,000)	(18,949,372)
Options Outstanding, Ending Balance	1,620,000	15,720,000	34,669,372
Options Outstanding, Vested and expected to vest	1,620,000
Options Outstanding, Vested and exercisable	1,620,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.116	$ 0.094	$ 0.079
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Cancelled or Expired			$ 0.025
Weighted Average Exercise Price, Forfeited	$ 0.117	$ 0.076
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.103	$ 0.116	$ 0.094
Weighted Average Exercise Price, Vested and expected to vest	$ 0.103
Weighted Average Exercise Price, Vested and exercisable	$ 0.103
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	0.11	0.89	1.62
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	0.00	0.11	0.89
Weighted Average Remaining Contractual Life, Vested and expected to vest	0.00
Weighted Average Remaining Contractual Life, Vested and exercisable	0.00
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	0
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0